Schedule of amount recognized in the consolidated balance sheets (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Leases [Abstract]
Right-of-use assets	$ 246,229	$ 316,725	$ 30,940
Current	85,698	110,233	35,812
Non-current	161,359	207,557
Total operating lease liabilities	$ 247,057	$ 317,790	$ 35,812